Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Equity Award Grant Practices
The Board does not have a formal policy related to equity award grant practices, but generally approves grants of equity awards in March of each year. For 2025, if the increase in the authorized shares under the 2018 Long Term Incentive Plan is approved, the Compensation Committee and the independent members of the Board plan to meet jointly after the Annual Meeting to consider and approve annual equity awards. The Compensation Committee and Board do not grant equity awards in anticipation of the release of material nonpublic information, nor is the timing of filings of material nonpublic information based on equity award grant dates.
Equity grants to certain newly hired employees are made at the next meeting of the Compensation Committee following the month they commence employment with the Company. Equity grants to newly hired officers or newly appointed directors are typically made upon commencement of employment or service, as the case may be. Where applicable, the exercise/grant price for an award will be equal to the closing market price of our common stock on the grant date. Our equity incentive plan prohibits the repricing or exchange/cash out of equity awards without shareholder approval.
During 2024, we did not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.

Award Timing Method
The Board does not have a formal policy related to equity award grant practices, but generally approves grants of equity awards in March of each year. For 2025, if the increase in the authorized shares under the 2018 Long Term Incentive Plan is approved, the Compensation Committee and the independent members of the Board plan to meet jointly after the Annual Meeting to consider and approve annual equity awards. The Compensation Committee and Board do not grant equity awards in anticipation of the release of material nonpublic information, nor is the timing of filings of material nonpublic information based on equity award grant dates.
Equity grants to certain newly hired employees are made at the next meeting of the Compensation Committee following the month they commence employment with the Company. Equity grants to newly hired officers or newly appointed directors are typically made upon commencement of employment or service, as the case may be. Where applicable, the exercise/grant price for an award will be equal to the closing market price of our common stock on the grant date. Our equity incentive plan prohibits the repricing or exchange/cash out of equity awards without shareholder approval.

Award Timing Predetermined	true
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	The Compensation Committee and Board do not grant equity awards in anticipation of the release of material nonpublic information, nor is the timing of filings of material nonpublic information based on equity award grant dates.
MNPI Disclosure Timed for Compensation Value	false